Description of Plan - Eligibility and Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Maximum eligible earning contribution allowed (percent)	75.00%
Automatic increase in rate (percent)	1.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic enrollment rate (percent)	5.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic enrollment rate (percent)	15.00%